Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movements
Balance as at beginning of year	$ 0	$ 0
Recognised in the income statements	(117)	(56)
Recognised in OCI	(17)	55
Set-off of deferred tax assets and deferred tax liabilities	134	1
Balance as at end of year	0	0
Parent Entity
Movements
Balance as at beginning of year	0	0
Recognised in the income statements	(108)	(56)
Recognised in OCI	4	175
Set-off of deferred tax assets and deferred tax liabilities	104	(119)
Balance as at end of year	$ 0	$ 0